Consolidated Balance Sheets (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, no par value (in Dollars per share)	[1]
Ordinary shares, authorized	[1]	Unlimited	Unlimited
Ordinary shares, issued (in Shares)	[1]	86,237,500	1,437,500
Ordinary shares, outstanding (in Shares)	[1]	86,237,500	1,437,500
Class B Ordinary Shares
Ordinary shares, no par value (in Dollars per share)	[1]
Ordinary shares, authorized	[1]	Unlimited	Unlimited
Ordinary shares, issued (in Shares)	[1]	11,250,000	11,250,000
Ordinary shares, outstanding (in Shares)	[1]	11,250,000	11,250,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance, share split and share redesignation.